SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 15, 2025 $ / shares	Oct. 04, 2024 USD ($)	Sep. 06, 2024 USD ($)	Jan. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 item	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) contract MT $ / T shares	Jan. 31, 2024 USD ($) $ / T shares	Jan. 31, 2023 USD ($) $ / T
Disaggregation of Revenue [Line Items]
Number of units outstanding | shares								13,120,010	13,120,010
Cash and Cash Equivalents
Amount held by the Trust in a money market fund				$ 100,204,531		$ 100,204,531	$ 23,980,448	$ 100,204,531	$ 23,980,448
Revenue from Contract with Customer [Abstract]
Litigation settlement, damages		$ 71,185,029						71,185,029
Pricing adjustment						0	279,223
Accrued income receivable				1,160,761		1,160,761	1,960,358	$ 1,160,761	$ 1,960,358	$ 23,562
Bonus royalty percentage								0.50%
Bonus royalty, gross proceeds percentage								3.00%
Royalty bonuses, price above adjusted threshold price per ton | $ / T								2
Adjusted threshold price (in dollars per ton) | $ / T								69.41	67.75	66
Number of members on panel for arbitration | item					3
Litigation settlement, amount			$ 59,799,977
Litigation settlement, interest			$ 11,385,052
Litigation settlement, percentage			10.00%
Litigation Settlement, Gain		$ 71,185,029						$ 71,185,029
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease								20.00%
Number of customer contracts | contract								1
Net contract asset				240,642		240,642	451,896	$ 240,642	$ 451,896
Contract asset				240,642		240,642	451,896	240,642	451,896	$ 0
Revenue related to contract liability									2,298,121
Contract liability				0		0	0	0	0	2,298,121
Net contract liability										$ 2,298,121
Accounts receivable, allowance for credit loss				$ 0		$ 0	$ 0	$ 0	$ 0
Distributions payable per unit | $ / shares				$ 5.95
Subsequent Event [Member]
Revenue from Contract with Customer [Abstract]
Distributions payable per unit | $ / shares	$ 0.56
Minimum
Revenue from Contract with Customer [Abstract]
Bonus royalty, gross proceeds percentage								1.00%
Maximum
Revenue from Contract with Customer [Abstract]
Royalty bonuses, adjusted threshold price | $ / T								10
First Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage								2.50%
Second Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage								3.50%
Third Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage								5.00%
Fourth Million Tons Shipped or Deemed Shipped [Member
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage								5.50%
Beyond Four Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage								6.00%
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage								90.00%
Base overriding royalties, first tier shipment ceiling (in million tons) | MT								4
Base overriding royalties, second tier portion percentage								85.00%
Base overriding royalties, second tier shipment ceiling (in million tons) | MT								2
Base overriding royalties, third tier portion percentage								25.00%
Base overriding royalties, third tier shipment threshold (in million tons) | MT								6